Derivative Financial Instruments - Summary of Financial Liabilities Interest And Principal Cash Flow Maturities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 MXN ($)	Aug. 23, 2018 USD ($)	Nov. 15, 2017 USD ($)	Nov. 15, 2017 MXN ($)
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers	$ 11,039,119	$ 208,034,407	$ 149,842,712
Accounts and accrued expenses payable	$ 1,382,588	26,055,151	24,917,669
Leases		68,148,627	70,651,797
Debt		2,035,079,540	1,913,377,218	$ 5,640,000	$ 112,000,000	$ 200,000	$ 7,813,000	$ 143,000,000
Carrying amount [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers		208,034,407	149,842,712
Accounts and accrued expenses payable		26,055,151	24,917,669
Leases		68,148,627
Debt		1,983,174,088	2,082,286,116
Total		2,285,412,273	2,257,046,497
2019 [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers			149,842,712
Accounts and accrued expenses payable			24,917,669
Debt			263,380,210
Total			438,140,591
2020 [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers		208,034,407
Accounts and accrued expenses payable		26,055,151
Leases		11,424,336
Debt		312,757,186	290,101,037
Total		558,271,080	290,101,037
2021 [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		9,982,471
Debt		222,227,670	275,601,994
Total		232,210,141	275,601,994
2022 [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		9,507,408
Debt		205,355,068	253,943,698
Total		214,862,476	253,943,698
2023 [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		9,493,269
Debt		213,879,603	244,198,663
Total		223,372,872	244,198,663
2024 [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		9,361,805
Debt		254,613,606
Total		263,975,411
2024 thereafter [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Debt			1,918,608,927
Total			1,918,608,927
2025 thereafter [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		62,776,808
Debt		2,104,560,030
Total		2,167,336,838
Total [Member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers		208,034,407	149,842,712
Accounts and accrued expenses payable		26,055,151	24,917,669
Leases		112,546,097
Debt		3,313,393,163	3,245,834,529
Total		$ 3,660,028,818	$ 3,420,594,910